Provisions, contingent liabilities, contingent assets and credit commitments (Tables)	6 Months Ended
Mar. 31, 2023
Provisions, contingent liabilities, contingent assets and credit commitments
Schedule of changes in provisions

	As at 31 March 2023
		Annual					Compliance,
		leave and	Litigation	Provision for			regulation
	Long	other	and non-	impairment	Lease	Restructuring	and
	service	employee	lending	on credit	restoration	and other	remediation
$m	leave	benefits	losses	commitments	obligations	provisions	provisions	Total
Balance as at beginning of period	450	922	83	419	208	355	513	2,950
Additions	45	575	12	29	1	65	59	786
Utilisation	(23)	(859)	(20)	-	(13)	(128)	(172)	(1,215)
Reversal of unutilised provisions	-	-	(1)	(6)	-	(8)	(82)	(97)
Balance as at end of period	472	638	74	442	196	284	318	2,424

Summary of undrawn credit commitments and maturity analysis

Undrawn credit commitments excluding derivatives are as follows:

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 23	Mar 23
$m	2023	2022	2022	- Sept 22	- Mar 22
Undrawn credit commitments
Letters of credit and guarantees[1]	11,936	11,868	11,716	1	2
Commitments to extend credit[2]	195,765	188,183	189,415	4	3
Other	702	48	55	large	large
Total undrawn credit commitments	208,403	200,099	201,186	4	4

1.	Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.
2.	Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, as at March 2023, the Group had $7.4 billion of credit exposures that were offered and accepted but still revocable (September 2022: $8.6 billion; March 2022 $8.8 billion). These represent part of Westpac Group’s maximum exposure to credit risk.